Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share
Result attributable to equity holders of the company (€ in thousands)	€ (36,894)	€ (43,637)	€ (39,103)
Weighted average number of shares outstanding	34,052,520	25,374,807	23,346,507
Basic (and diluted) earnings per share (€ per share)	€ (1.08)	€ (1.72)	€ (1.67)